COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Tables [Abstract]
COMMITMENTS AND CONTINGENCIES

	2011	2012
	(EUR in thousands)
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*:
Commercial and personal	14,584,516	14,483,760
Residential real estate	94,602	33,831
Commercial letters of credit	589,924	594,392
Standby letters of credit and financial guarantees written	5,970,422	5,586,816

*	Commitments to extend credit at December 31, 2011 and 2012 include amounts of EUR 1,685.7 million and EUR 25.0 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are used in the Risk Weighted Assets calculation for capital adequacy purposes under regulatory rules currently in force.